Equity - Noncontrolling Interests Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Noncontrolling interests	$ 41	$ 44
Net income attributable to noncontrolling interests	$ 2	$ 3	$ 3
Noncontrolling Interest, Chesapeake Granite Wash Trust [Member]
Noncontrolling Interest [Line Items]
Common unit, outstanding (in units)	23,750,000
Beneficial interest percent	51.00%